Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	620,000
Proposed Maximum Offering Price per Unit	59.97
Maximum Aggregate Offering Price	$ 37,181,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,692.47
Offering Note
(1)Amount Registered represents the aggregate additional number of shares of the registrant’s common stock, par value $0.01 per share, reserved for issuance under the Insperity, Inc. Incentive Plan.

Proposed Maximum Offering Price Per Unit estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended. Represents the average high and low prices per share of the registrant’s common stock as reported on the New York Stock Exchange on July 25, 2025.